Condensed Consolidated Balance Sheet - AUD ($)	Dec. 31, 2019		Jun. 30, 2019		Jun. 30, 2018
Current assets
Cash and cash equivalents	$ 3,277,074		$ 2,131,741		$ 5,487,035
Trade and other receivables	440,278		818,766		301,383
Inventories	76,522		31,865		59,007
Other current assets	174,274		213,300
Prepayments and other assets			245,165		202,279
Total current assets	3,968,148		3,195,672		5,990,697
Non-current assets
Right-of-use asset	343,010
Property, plant and equipment	32,448		69,333		175,284
Total non-current assets	375,458		69,333		175,284
Total assets	4,343,606		3,265,005		6,165,981
Current liabilities
Trade and other payables	727,430		1,005,308		945,130
Employee benefit obligations	390,770		487,682
Lease liabilities	224,780
Provisions			487,682		505,583
Total current liabilities	1,342,980		1,492,990		1,450,713
Non-current liabilities
Employee benefit obligations	1,014		809
Lease liabilities	137,307
Provisions			809		3,390
Total non-current liabilities	138,321		809		3,390
Total liabilities	1,481,301		1,493,799		1,454,103
Net assets	2,862,305		1,771,206		4,711,878
EQUITY
Share capital	127,807,987		125,498,824		122,372,662
Other reserves	7,454,278		6,009,932		5,651,162
Retained earnings	(132,399,960)	[1]	(129,737,550)	[1]	(123,311,946)
Total equity	$ 2,862,305		$ 1,771,206		$ 4,711,878

[1]	The group has adopted AASB 16 on 1 July 2019 but has not restated comparatives for the 2019 reporting period, as permitted under the specific transitional provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognised in the opening balance sheet on 1 July 2019.